Contract Liabilities - Schedule of Amount of Revenue Recognised in Respective Reporting Periods that was Included in Contract Liabilities at Beginning of Reporting Period (Details) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Contract Liabilities [Abstract]
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	¥ 13,874	¥ 12,395	¥ 10,329